Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share
Basic weighted average shares outstanding	1,830,998,609	1,540,309,840	1,247,293,388
Dilutive weighted average shares outstanding	1,830,998,609	1,540,309,840	1,247,293,388